================================================================================
  TABLE OF CONTENTS
================================================================================

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY                                             2
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS                                          3
--------------------------------------------------------------------------------
THE GUARDIAN PARK AVENUE FUND
--------------------------------------------------------------------------------
  INTERVIEW WITH CHARLES E. ALBERS                              4
--------------------------------------------------------------------------------
  FUND PROFILE                                                  6
--------------------------------------------------------------------------------
FINANCIALS
--------------------------------------------------------------------------------
   THE GUARDIAN/VALUE LINE SEPARATE ACCOUNT                     8
--------------------------------------------------------------------------------
   THE GUARDIAN PARK AVENUE FUND                               16
--------------------------------------------------------------------------------


================================================================================
  THE GUARDIAN PARK AVENUE FUND
================================================================================

  OBJECTIVE:   Long-term growth of capital
--------------------------------------------------------------------------------
  PORTFOLIO:   At least 80% common stocks and
               securities convertible into
               common stocks
--------------------------------------------------------------------------------
  INCEPTION:   June 1, 1972
--------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1997:  $2,514,378,189
--------------------------------------------------------------------------------


     "WE BELIEVE THAT SOUNDLY-BASED QUANTITATIVE MODELS PROVIDE A VALUABLE TOOL. AT THE SAME TIME, FAST-BREAKING NEWS AND UNUSUAL INVESTMENT ISSUES REQUIRE THE BALANCED JUDGMENT OF A CAPABLE PORTFOLIO MANAGER. WE BELIEVE THE SUREST PATH TO CONSISTENTLY ABOVE-AVERAGE RETURNS REQUIRES THE SYNERGISTIC RESULTS OF COMBINING GOOD QUANTITATIVE TOOLS WITH GOOD MANAGER JUDGMENT."

                                                   --CHARLES E. ALBERS, C.F.A.
                                                     PORTFOLIO MANAGER

================================================================================
PERFORMANCE SUMMARY
================================================================================


[GRAPHIC]


--------------------------------------------------------------------------------

   INVESTMENT OPTION                                    TOTAL RETURN*
   -----------------                                    -------------
   The Guardian Park Avenue Fund....................       33.53%
   Value Line Leveraged Growth Investors............       22.58%
   Value Line Special Situations Fund...............       30.80%
   Value Line Fund..................................       20.40%
   Value Line Income Fund...........................       17.38%
   Value Line U.S. Govt. Securities Fund............        8.15%
   Value Line Cash Fund.............................        4.08%

--------------------------------------------------------------------------------

     FIXED-RATE OPTION
     -----------------
     The annual rates of interest for amounts deposited or renewed (on a contract anniversary) in the Fixed-Rate Option during 1997 were as follows: for the months of January through April, 5.25%; and for the months of May through December, 5.40%.

     Rates paid by the Fixed-Rate Option are subject to change at any time, and may be higher or lower for new deposits or renewals, but are guaranteed from the date of deposit or renewal to the next contract anniversary.

--------------------------------------------------------------------------------



* The chart above shows the total returns for each investment option under Value Guard based on the percentage change in unit values during the period January 1, 1997 through December 31, 1997. In contrast to the returns presented elsewhere, changes in unit values reflect the effects of mortality and expense risk charges as well as each option's expenses to give you a better picture of an investment option's performance under the contract. Total return performance figures stated above do not, however, reflect the annual contract administration charge or possible withdrawal charges. Deduction of these amounts would reduce the stated total returns. Past performance is not a guarantee of future results. Investment returns and principal value will vary with market conditions.

   You will receive, under a separate cover, annual reports for the Value Line funds (available under Value Guard) shortly.

--------------------------------------------------------------------------------
2

================================================================================
DEAR CONTRACTOWNER:
================================================================================

[PHOTO]
Joseph D. Sargent, CLU
President & CEO

     As the President and Chief Executive Officer of The Guardian Insurance & Annuity Company, Inc. (GIAC) and its parent, The Guardian Life Insurance Company of America, I am pleased to introduce this annual report on the performance results of your contract's separate account and its underlying investment options for the year ended December 31, 1997.

ON OUR RATINGS

     Once again, we are proud to report that as of December 31, 1997, the date of this report, GIAC continues to enjoy exemplary ratings from four of the nation's leading insurance company evaluators: Moody's, Standard & Poor's, A.M. Best, and Duff & Phelps. GIAC's solid ratings reflect its ability to meet its guarantee of your contract's Fixed-Rate Option and pre-retirement death benefit. However, these ratings do not apply to Value Guard's underlying variable investment options, which are subject to the risks of investing in securities. We are very proud of our ratings as they reflect the strength of GIAC, which stands behind the contract's guarantees.

OUR COMMITMENT TO YOU

     We at GIAC are proud of our tradition of commitment to you, our contractowners. Charles Albers, portfolio manager for The Guardian Park Avenue Fund, and I invite you to read his interview to learn more about the strategies he used to manage your investment option during 1997.

     Thank you for continuing to invest for your future through GIAC.

Regards,


/s/ Joseph D. Sargent


Joseph D. Sargent, CLU
President & Chief Executive Officer

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE GUARDIAN PARK AVENUE FUND
-----------------------------

[PHOTO]
Charles E. Albers, C.F.A.
Portfolio Manager

Q. HOW DID THE FUND PERFORM IN 1997?

A. The year 1997 was terrific for most U.S. equity investors. Despite challenging crosscurrents within the market, The Guardian Park Avenue Fund performed very well, both absolutely and relative to our mutual fund peer group.

     During 1997, the Fund provided a total return of 34.85% to its shareholders.(1) That result bettered the 33.28% total return on the benchmark S&P 500 Composite Index.(2) Also, the Fund's 1997 return substantially exceeded the return of the average fund in our peer group, Lipper's U.S. Growth Funds, which was 25.30% over the same period.(3)

     Of course, from a shareholder's viewpoint, what matters most is the long-term investment record. Here, too, the Fund looks good. For the 5-year period ended December 31, 1997, the Fund ranked in the top 5.1% of the Lipper peer group; for the period of the last 10 years, it ranked in the top 12.2% of the peer group; and for the period of the last 15 years, it ranked in the top 5.1% (and #6 overall).(4) (See details in the following table.) We think these statistics are pretty impressive!

--------------------------------------------------------------------------------
                COMPARATIVE AVERAGE ANNUAL
                 TOTAL RETURNS FOR PERIODS      RANKING INFORMATION FOR PERIODS
                  ENDED DECEMBER 31, 1997           ENDED DECEMBER 31, 1997
--------------------------------------------------------------------------------
                                LIPPER U.S.     GUARDIAN PARK     GUARDIAN PARK
              GUARDIAN PARK    GROWTH FUNDS      AVENUE FUND       AVENUE FUND
               AVENUE FUND       AVERAGE         LIPPER RANK       PERCENT RANK
--------------------------------------------------------------------------------
   1 Year        34.85%           25.30%       63 (out of 820)          7.7%
--------------------------------------------------------------------------------
   5 Year        22.11%           16.82%       16 (out of 311)          5.1%
--------------------------------------------------------------------------------
  10 Year        19.21%           16.39%       22 (out of 181)         12.2%
--------------------------------------------------------------------------------
  15 Year        19.00%           14.97%        6 (out of 116)          5.1%
--------------------------------------------------------------------------------


Q: WHAT FACTORS AFFECTED FUND PERFORMANCE IN 1997?

A: Looking back, three factors were critical.

     First, we did a comparatively good job of addressing the important cap-size issue. In 1997, for the third consecutive year, large cap stocks performed better than small caps, as shown in this table:

-------------------------------------------------------
                                   % TOTAL RETURN
                                 ----------------------
                                 1995     1996     1997
                                 ----     ----     ----
   Large Caps (S&P 500
    Composite Index)             +37.4    +22.8   +33.3
   ----------------------------------------------------
   Small Caps (Russell 2000
    Index)(5)                    +28.4    +16.5   +22.2
-------------------------------------------------------

--------------------------------------------------------------------------------
(1) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. Total return represents total return for Class A shares--return for Class B shares would be lower to reflect higher operating expenses associated with the B share class. Total return figures do not take into account the current maximum sales charges except where noted. Returns represent past performance and are not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Prior to August 25, 1988, shares of the Fund were offered at a higher sales charge, so actual returns would have been somewhat lower.

(2) The S&P 500 Composite Index is an unmanaged index of 500 large-cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. The S&P 500 Index is not available for direct investment and its returns do not reflect expenses, which are deducted from the Fund's return. Likewise, return figures for the S&P 500 Index do not reflect any sales charges that an investor may have to pay when purchasing or redeeming shares of the Fund.

(3) Lipper Analytical Services, Inc. is an independent mutual fund monitoring and rating service and its database of performance information is based on historical total returns, which assume the reinvestment of dividends and distributions, and the deduction of all fund expenses. Lipper returns do not reflect the deduction of sales loads, and performance would be different if sales loads were deducted.

(4) Lipper rankings were reported in Lipper's Mutual Funds Performance Analysis Special Report 4th Quarter 1997. Lipper rankings are based on total returns and do not take into account any deductions for sales loads.

(5) The Russell 2000 Index is generally considered to be representative of small-capitalization issues in the U.S. stock market.

--------------------------------------------------------------------------------
4

--------------------------------------------------------------------------------

     Throughout this period, the Fund has correctly maintained a weighted average cap size which was larger than our peer group of mutual funds, and this has benefited the Fund's relative performance. We tilted the GPAF portfolio slightly more towards small caps in the second quarter, which proved timely as the small caps outperformed large caps during the second and third quarters.

     Next, during the third quarter, we perceived the developing Asian contagion a bit earlier than most U.S. money managers. In the fall of 1997, we reacted by paring back positions in many companies with significant Asian exposure, while re-deploying the proceeds into other companies with more domestically-oriented businesses. That move undoubtedly benefited our results in the fourth quarter, when the impact of the Asian financial collapse became widely discounted in U.S. market prices.

     And, finally, another factor which contributed to our relatively good investment performance was our multi-factor quantitative stock scoring system. This system has generally provided us solid guidance over the years in stock selection, and this favorable record continued in 1997.

Q. WHAT STRATEGIES DO YOU USE TO MANAGE THE FUND?

A. There was no change in our strategic approach during this period. We believe that soundly-based quantitative models provide a valuable tool. At the same time, fast-breaking news and unusual investment issues require the balanced judgment of a capable portfolio manager. We believe the surest path to consistently above-average returns requires the synergistic results of combining good quantitative tools with good manager judgment.

     Our quantitative models look at the portfolio two different ways:
"top-down" and "bottom-up." The "top-down" approach involves a cluster of different predictive models that we use to identify which overall portfolio style has the best performance prospects. The "bottom-up" approach uses our multi-factor stock scoring system to identify specific attractive stocks within our 2000-stock research universe. We believe that both the "top-down" and "bottom-up" perspectives are important, and the best results can be achieved by combining both within one portfolio.

Q. HOW HAS THE PORTFOLIO BEEN POSITIONED IN DIFFERENT ECONOMIC SECTORS?

A. The portfolio's principal sector overweight during 1997 has been Financials, which represented 30.3% of the portfolio at year-end, compared with 17.1% in the S&P 500 Composite Index. This sector was a strong outperformer during the year, benefiting from a decline in interest rates, the best asset quality in a generation, industry consolidation and more efficient use of capital.

     The portfolio at year-end also had major stakes in the Energy (15.9%) and Capital Goods/Technology (14.4%) sectors. (See following pie chart for the complete portfolio breakdown.) Importantly, the major sector with the worst relative market performance in 1997 was Basic Industries, and the Fund was underweighted there compared with the benchmark.

Q. HAVE YOU ANY COMMENTS ON THE OUTLOOK FOR 1998?

A. We are certainly not market timers. We are cautiously optimistic about market prospects for 1998. As usual, we counsel investors to take a long-term view of the equity investment process.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE GUARDIAN PARK AVENUE FUND PROFILE
AS OF DECEMBER 31, 1997
--------------------------------------------

    ----------------------------------------
    THE GUARDIAN PARK AVENUE FUND--                   SECTOR WEIGHTINGS
    TOP 10 HOLDINGS AS OF 12/31/97                   COMMON STROCKS HELD
                                                BY THE FUND ON DECEMBER 31, 1997
     1. General Electric Co.           2.91%
    ----------------------------------------
     2. Exxon Corp.                    2.66%       [GRAPHICAL REPRESENTATION
    ----------------------------------------             OF PIE CHART]
     3. Int'l. Business Machines       2.50%
    ----------------------------------------       Credit Cyclicals--0.5%
     4. Storage Technology Corp.       1.80%       Utilities--4.3%
    ----------------------------------------       Consumer Cyclical--6.7%
     5. Travelers Group, Inc.          1.69%       Conglomerates--1.4%
    ----------------------------------------       Consumer Services--2.6%
     6. Chase Manhattan Corp.          1.67%       Transportation--2.9%
    ----------------------------------------       Consumer Staples--9.2%
     7. Microsoft Corp.                1.40%       Financial--30.4%
    ----------------------------------------       Capital Goods--7.1%
     8. BankAmerica Corp.              1.37%       Basic Industries--4.6%
    ----------------------------------------       Energy--15.9%
     9. Ameritech Corp.                1.37%       Capital Goods-
    ----------------------------------------                 Technology--14.4%
    10. Allstate Corp.                 1.36%
    ----------------------------------------

    For a complete list of portfolio holdings, please see the schedule of investments.

---------------------------------------------

----------------------------------------------------------------------------------------------------------
               AVERAGE ANNUAL RETURNS(1) FOR PERIODS ENDED 12/31/97

                                                 Inception                                         Since
                                                   Date     1 Year      5 Years    10 Years      Inception
----------------------------------------------------------------------------------------------------------
Class A Shares (with sales charge)               6/1/72      28.76%      20.99%     18.66%         16.54%
 At Net Asset Value (without sales charge)                   34.85%      22.11%     19.21%         16.75
----------------------------------------------------------------------------------------------------------
 Class B Shares (with sales charge)               5/1/96     29.53%        N/A        N/A          29.18%
 At Net Asset Value (without sales charge)                   33.53%        N/A        N/A          30.95%
----------------------------------------------------------------------------------------------------------
 S&P 500 Index                                               33.28%      20.17%     17.92%         13.01%
                                                                                                  (6/1/72)
----------------------------------------------------------------------------------------------------------

(1) Total return figures shown are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. Total return figures for Class A shares do not take into account the current maximum sales charge of 4.5%, except where indicated. Prior to August 25, 1988, Class A shares of the Fund were offered at a higher sales charge, so actual returns would have been somewhat lower. Total return figures for Class B shares do not take into account the contingent deferred sales charge applicable to such shares (maximum of 4%), except where noted. Returns represent past performance and are not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

--------------------------------------------------------------------------------
6

--------------------------------------------------------------------------------
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                  [GRAPHICAL REPRESENTATION OF MOUNTAIN CHART]

           The Guardian                            Lipper U.S.
         Park Avenue Fund        S&P 500          Equity Growth         Cost of
            (Class A)             Index            Fund Average         Living
           -----------         -----------         -----------        ----------
6/1/72      1    9550           1   10000           1   10000         1   10000
1972        2    9352           2    9791           2    9746         2   10072
            3    9495           3   10173           3    9548         3   10169
            4    9919           4   10936           4   10002         4   10266
1973        5    8954           5   10404           5    8773         5   10483
            6    7758           6    9802           6    7699         6   10676
            7    9104           7   10271           7    8788         7   10918
            8    8355           8    9320           8    7686         8   11184
1974        9    8898           9    9061           9    7492         9   11546
           10    8095          10    8376          10    6661        10   11836
           11    6816          11    6276          11    5224        11   12222
           12    7016          12    6861          12    5701        12   12536
1975       13    9052          13    8434          13    7001        13   12754
           14   10222          14    9724          14    8176        14   12923
           15    9524          15    8662          15    7174        15   13188
           16   10311          16    9410          16    7588        16   13430
1976       17   12315          17   10819          17    8924        17   13527
           18   12926          18   11077          18    9084        18   13696
           19   13570          19   11281          19    9043        19   13913
           20   14714          20   11627          20    9483        20   14106
1977       21   14578          21   10762          21    8951        21   14396
           22   15548          22   11107          22    9480        22   14614
           23   15171          23   10794          23    9340        23   14807
           24   15894          24   10765          24    9674        24   15048
1978       25   16186          25   10235          25    9527        25   15314
           26   17952          26   11100          26   10724        26   15700
           27   19593          27   12062          27   11821        27   16063
           28   18195          28   11455          28   11002        28   16401
1979       29   19967          29   12263          29   11945        29   16884
           30   20459          30   12583          30   12544        30   17440
           31   22475          31   13535          31   13793        31   17971
           32   23489          32   13539          32   14501        32   18575
1980       33   22448          33   12987          33   13536        33   19348
           34   24637          34   14722          34   15484        34   19928
           35   27183          35   16363          35   18053        35   20266
           36   28544          36   17908          36   19852        36   20870
1981       37   30553          37   18146          37   20432        37   21401
           38   30553          38   17726          38   20347        38   21860
           39   28041          39   15910          39   17993        39   22488
           40   30196          40   17010          40   19380        40   22729
1982       41   28244          41   15773          41   18074        41   22874
           42   28221          42   15682          42   18100        42   23430
           43   32078          43   17473          43   20123        43   23599
           44   37863          44   20656          44   24326        44   23599
1983       45   42172          45   22720          45   27061        45   23696
           46   49604          46   25228          46   30611        46   24010
           47   48521          47   25185          47   29869        47   24251
           48   48698          48   25281          48   29333        48   24493
1984       49   46645          49   24675          49   27414        49   24855
           50   47823          50   24028          50   26721        50   25048
           51   53052          51   26344          51   28574        51   25290
           52   54864          52   26823          52   28930        52   25483
1985       53   61530          53   29283          53   31492        53   25797
           54   65012          54   31410          54   33601        54   25966
           55   60468          55   30132          55   32193        55   26111
           56   72960          56   35290          56   37156        56   26449
1986       57   87231          57   40238          57   42720        57   26353
           58   93553          58   42592          58   44999        58   26425
           59   82542          59   39627          59   41062        59   26570
           60   86371          60   41842          60   42571        60   26763
1987       61  106898          61   50759          61   51317        61   27126
           62  104621          62   53272          62   52563        62   27440
           63  111995          63   56777          63   55749        63   27729
           64   88927          64   43977          64   44085        64   27947
1988       65  100335          65   46480          65   47392        65   28164
           66  107311          66   49515          66   50056        66   28502
           67  105853          67   49653          67   49730        67   28913
           68  107404          68   51158          68   50482        68   29179
1989       69  117426          69   54775          69   54123        69   29656
           70  124277          70   59546          70   58562        70   29976
           71  135522          71   65881          71   64497        71   30169
           72  133003          72   67206          72   63984        72   30531
1990       73  131154          73   65183          73   62581        73   31087
           74  131990          74   69211          74   67101        74   31401
           75  111333          75   59736          75   56465        75   32029
           76  116611          76   65046          76   61087        76   32415
1991       77  138452          77   74504          77   71872        77   32633
           78  136860          78   74303          78   71176        78   32874
           79  149259          79   78263          79   76341        79   33116
           80  157618          80   84775          80   83235        80   33382
1992       81  162078          81   82672          81   82319        81   33647
           82  159469          82   84210          82   80113        82   33889
           83  167044          83   86846          83   82496        83   34106
           84  189879          84   91214          84   89848        84   34396
1993       85  208278          85   95200          85   92144        85   34686
           86  215651          86   95619          86   92749        86   34879
           87  234327          87   98067          87   97203        87   35048
           88  228375          88  100342          88   99458        88   35338
1994       89  221843          89   96569          89   96044        89   35556
           90  219203          90   96936          90   93504        90   35773
           91  227686          91  101657          91   98580        91   36087
           92  225091          92  101617          92   97271        92   36280
1995       93  245506          93  111514          93  104431        93   36546
           94  271285          94  122063          94  114202        94   36836
           95  298576          95  131706          95  123909        95   37005
           96  302248          96  139569          96  126735        96   37126
1996       97  317905          97  147050          97  133553        97   37585
           98  334627          98  153579          98  139376        98   37850
           99  348213          99  158217          99  143418        99   38019
          100  382268         100  171365         100  150775       100   38331
1997      101  386091         101  176009         101  148815       101   38712
          102  452576         102  206652         102  172283       102   39010
          103  502902         103  222048         103  190631       103   39400
          104  515475         104  228376         104  188286       104   39873

PERFORMANCE FOR CLASS B SHARES, WHICH WERE FIRST OFFERED ON MAY 1, 1996, WILL VARY DUE TO DIFFERENCES IN SALES LOAD AND OTHER EXPENSES CHARGED TO SUCH SHARE CLASS.


A hypothetical $10,000 investment in Class A shares made at the inception of The Guardian Park Avenue Fund on June 1, 1972 has a starting point of $9,550, which reflects the current maximum sales charge for Class A shares of 4.5%. This investment would have grown to $515,475 on December 31, 1997. We compare our performance to that of the S&P 500 Index, which is an unmanaged index that is generally considered the performance benchmark of the U.S. stock market. While you cannot invest directly in the S&P 500 Index, a similar hypothetical investment would now be worth $228,376. The Fund also fared well relative to other U.S. growth funds. The average return of U.S. equity growth funds reported by Lipper Analytical Services, Inc. measures the performance of other funds with investment objectives and policies similar to those of The Guardian Park Avenue Fund. The average of U.S. growth funds on the same $10,000 investment over the same time period would have been $188,286. The Cost of Living, as measured by the Consumer Price Index, which is generally representative of the level of U.S. inflation, is also provided to lenda more complete understanding of the investment's real worth.

--------------------------------------------------------------------------------
                                                                               7

================================================================================
THE GUARDIAN/VALUE LINE SEPARATE ACCOUNT
================================================================================

   STATEMENT OF ASSETS AND LIABILITIES
   DECEMBER 31, 1997
                                                                COMBINED
                                                            ---------------

     FIFO cost...................................                      --
                                                            ===============
     ASSETS
      Shares owned in underlying fund--Note 1....                      --
      Net asset value per share (NAV)............                      --
       Total Assets (Shares x NAV)...............             $279,108,278
                                                            ---------------
     LIABILITIES
      Risk charges and other liabilities.........                2,927,883
                                                            ---------------
     NET ASSETS--NOTE 3..........................             $276,180,395
                                                            ===============


================================================================================
THE GUARDIAN/VALUE LINE SEPARATE ACCOUNT
================================================================================

   STATEMENT OF OPERATIONS
   YEAR ENDED DECEMBER 31, 1997
     INVESTMENT INCOME
      Income:
       Reinvested dividends.............................................        $  3,833,116
      Expenses--Note 4:
       Mortality and expense risk charges...............................           2,841,544
                                                                                ------------
       Net investment income/(expense)..................................             991,572
                                                                                ------------

     REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
       Realized gain/(loss) from sale of investments:
        Net realized gain/(loss) from sale of investments...............          18,218,460
        Reinvested realized gain distributions..........................          22,774,320
                                                                                ------------
        Net realized gain/(loss) on investments.........................          40,992,780
                                                                                ------------

        Unrealized appreciation/(depreciation) of investments:
         End of year....................................................          86,566,226
         Beginning of year..............................................          62,197,663
                                                                                ------------
         Change in unrealized appreciation/(depreciation)...............          24,368,563
                                                                                ------------
        Net realized and unrealized gain/(loss) from investments........          65,361,343
                                                                                ------------
     NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....        $ 66,352,915
                                                                                ============


                       See notes to financial statements.
--------------------------------------------------------------------------------
8

--------------------------------------------------------------------------------

                                             VALUE LINE    VALUE LINE      VALUE LINE
   GUARDIAN                    VALUE LINE      SPECIAL     LEVERAGED     U.S. GOVERNMENT    VALUE LINE
  PARK AVENUE    VALUE LINE      INCOME      SITUATIONS     GROWTH         SECURITIES         CASH
     FUND          FUND           FUND          FUND       INVESTORS          FUND            FUND
-------------------------------------------------------------------------------------------------------

$142,093,044   $ 9,190,735   $ 6,886,203   $   532,415    $ 4,199,149     $11,234,458      $18,406,049
=======================================================================================================

   4,884,405       556,691       937,213        35,745        157,913         991,036       18,408,049
       46.12         19.29          7.98         14.48          35.58           11.18             1.00
 225,268,757    10,738,569     7,478,960       517,597      5,618,560      11,079,786       18,406,049
------------   -----------   -----------   -----------    -----------     -----------      -----------

     370,684        23,553        15,447         8,344         12,621          14,578        2,482,656
------------   -----------   -----------   -----------    -----------     -----------      -----------
$224,898,073   $10,715,016   $ 7,463,513   $   509,253    $ 5,605,939     $11,065,208      $15,923,393
============   ===========   ===========   ===========    ===========     ===========      ===========

------------------------------------------------------------------------------------------------------



$ 1,796,007    $    67,986   $   138,649   $        18    $        --     $   804,092     $  1,026,364

  2,160,371        108,230        77,329         6,288         56,678         126,442          306,206
-----------    -----------   -----------   -----------    -----------     -----------     ------------
   (364,364)       (40,244)       61,320        (6,270)       (56,678)        677,650          720,158
-----------    -----------   -----------   -----------    -----------     -----------     ------------



 17,648,492        579,402       225,732         6,228        377,593        (618,987)              --
 19,979,111      1,744,863       495,950        87,677        466,719              --
-----------    -----------   -----------   -----------    -----------     -----------     ------------
 37,627,603      2,324,265       721,682        93,905        844,312        (618,987)              --
-----------    -----------   -----------   -----------    -----------     -----------     ------------


 83,175,714      1,547,835       592,757       (14,818)     1,419,410        (154,672)              --
 60,232,368      1,863,503       160,934       (63,676)     1,073,840      (1,069,306)              --
-----------    -----------   -----------   -----------    -----------     -----------     ------------
 22,943,346       (315,668)      431,823        48,858        345,570         914,634               --
-----------    -----------   -----------   -----------    -----------     -----------     ------------
 60,570,949      2,008,597     1,153,505       142,763      1,189,882         295,647               --
-----------    -----------   -----------   -----------    -----------     -----------     ------------
$60,206,585    $ 1,968,353   $ 1,214,825   $   136,493    $ 1,133,204     $   973,297     $    720,158
===========    ===========   ===========   ===========    ===========     ===========     ============





                       See notes to financial statements.

--------------------------------------------------------------------------------
                                                                               9

================================================================================
THE GUARDIAN/VALUE LINE SEPARATE ACCOUNT
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                                         COMBINED
                                                                                       ------------
      1996 INCREASE/(DECREASE) FROM OPERATIONS
        Net investment income/(expense).........................................        $ 1,921,998
        Net realized gain/(loss) from sale of investments.......................          9,507,128
        Reinvested realized gain distributions..................................         22,997,974
        Change in unrealized appreciation/(depreciation) of investments.........          9,691,875
                                                                                       ------------
        Net increase/(decrease) resulting from operations.......................         44,118,975
                                                                                       ------------
      CONTRACT TRANSACTIONS
        Net contract purchase payments..........................................          5,585,974
        Transfers between funds.................................................                 --
        Administrative charges--Note 4..........................................           (204,157)
        Redemptions and annuity benefits........................................        (21,757,228)
                                                                                       ------------
        Net increase/(decrease) from contract transactions......................        (16,375,411)
                                                                                       ------------
      ACTUARIAL INCREASE IN RESERVES FOR CONTRACTS IN PAYMENT PERIOD............             47,929
                                                                                       ------------
      TOTAL INCREASE/(DECREASE) IN NET ASSETS...................................         27,791,493
        NET ASSETS AT DECEMBER 31, 1995.........................................        217,944,117
                                                                                       ------------
        NET ASSETS AT DECEMBER 31, 1996.........................................       $245,735,610
                                                                                       ============


      1997 INCREASE/(DECREASE) FROM OPERATIONS
        Net investment income/(expense).........................................       $    991,572
        Net realized gain/(loss) from sale of investments.......................         18,218,460
        Reinvested realized gain distributions..................................         22,774,320
        Change in unrealized appreciation/(depreciation) of investments.........         24,368,563
                                                                                       ------------
        Net increase/(decrease) resulting from operations.......................         66,352,915
                                                                                       ------------
      CONTRACT TRANSACTIONS
        Net contract purchase payments..........................................          4,742,437
        Transfers between funds.................................................                 --
        Administrative charges--Note 4..........................................           (189,665)
        Redemptions and annuity benefits........................................        (40,519,435)
        Transfers--other........................................................              1,846
                                                                                       ------------
        Net increase/(decrease) from contract transactions......................        (35,964,817)
                                                                                       ------------
      ACTUARIAL INCREASE IN RESERVES FOR CONTRACTS IN PAYMENT PERIOD............             56,687
                                                                                       ------------
      TOTAL INCREASE/(DECREASE) IN NET ASSETS...................................         30,444.785
        NET ASSETS AT DECEMBER 31, 1996.........................................        245,735,610
                                                                                       ------------
        NET ASSETS AT DECEMBER 31, 1997--NOTE 3.................................       $276,180,395
                                                                                       ============



                       See notes to financial statements.
--------------------------------------------------------------------------------
10

--------------------------------------------------------------------------------

                                                       VALUE LINE      VALUE LINE       VALUE LINE
   GUARDIAN                           VALUE LINE        SPECIAL         LEVERAGED     U.S. GOVERNMENT      VALUE LINE
  PARK AVENUE        VALUE LINE         INCOME         SITUATIONS        GROWTH         SECURITIES            CASH
     FUND              FUND              FUND            FUND           INVESTORS          FUND               FUND
-----------------------------------------------------------------------------------------------------------------------


$    226,308      $    (43,458)      $  144,733       $    2,134      $  (49,595)      $   851,698       $   790,178
   9,259,219           234,674          121,475            9,974         379,973          (498,187)               --
  20,456,737         1,014,458          924,788          104,840         497,151                --                --
   9,229,331           570,745         (129,333)         (86,049)         94,562            12,619                --
------------      ------------       ----------       ----------      ----------       -----------       -----------
  39,171,595         1,776,419        1,061,663           30,899         922,091           366,130           790,178
------------      ------------       ----------       ----------      ----------       -----------       -----------


   4,104,455           163,013          140,420           14,788          49,624           226,268           887,406
    (736,955)           25,430          410,522           15,945        (166,525)         (607,440)        1,059,023
    (143,825)          (10,142)          (6,737)          (1,142)         (5,134)          (13,013)          (24,164)
 (13,789,822)         (546,223)        (624,340)         (88,512)       (484,999)       (2,666,666)       (3,556,666)
------------      ------------       ----------       ----------      ----------       -----------       -----------
 (10,566,147)         (367,922)         (80,135)         (58,921)       (607,034)       (3,060,851)       (1,634,401)
------------      ------------       ----------       ----------      ----------       -----------       -----------
      21,247                --            1,981               --             972            11,156            12,573
------------      ------------       ----------       ----------      ----------       -----------       -----------
  28,626,695         1,408,497          983,509          (28,022)        316,029        (2,683,565)         (831,650)
 160,033,007         8,438,521        6,590,954          512,315       4,749,857        16,304,531        21,314,932
------------      ------------       ----------       ----------      ----------       -----------       -----------
$188,659,702      $  9,847,018       $7,574,463       $  484,293      $5,065,886       $13,620,966       $20,483,282
============     =============       ==========       ==========      ==========       ===========       ===========




$   (364,364)      $   (40,244)      $   61,320      $    (6,270)     $  (56,678)      $   677,650       $   720,158
  17,648,492           579,402          225,732            6,228         377,593          (618,987)               --
  19,979,111         1,744,863          495,950           87,677         466,719                --                --
  22,943,346          (315,668)         431,823           48,858         345,570           914,634                --
------------      ------------       ----------       ----------      ----------       -----------       -----------
  60,206,585         1,968,353        1,214,825          136,493       1,133,204           973,297           720,158
------------      ------------       ----------       ----------      ----------       -----------       -----------


   3,401,837           131,359          111,683           17,205          69,173           330,369           680,811
   2,593,421          (250,803)         188,559            4,042          35,846          (622,765)       (1,948,300)
    (136,832)           (8,754)          (6,623)            (850)         (4,557)          (10,037)          (22,012)
 (29,859,341)         (972,170)      (1,620,181)        (132,063)       (694,981)       (3,238,338)       (4,002,361)
       1,879                13             (167)             133              (9)               14               (17)
------------      ------------       ----------       ----------      ----------       -----------       -----------
 (23,999,036)       (1,100,355)      (1,326,729)        (111,533)       (594,528)       (3,540,757)       (5,291,879)
------------      ------------       ----------       ----------      ----------       -----------       -----------
      30,822                --              954               --           1,377            11,702            11,832
------------      ------------       ----------       ----------      ----------       -----------       -----------
  36,238,371           867,998         (110,950)          24,960         540,053        (2,555,758)       (4,559,889)
 188,659,702         9,847,018        7,574,463          484,293       5,065,886        13,620,966        20,483,282
------------      ------------       ----------       ----------      ----------       -----------       -----------
$224,898,073      $ 10,715,016       $7,463,513       $  509,253      $5,605,939       $11,065,208       $15,923,393
============     =============       ==========       ==========      ==========       ===========       ===========





                       See notes to financial statements.
--------------------------------------------------------------------------------

                    THE GUARDIAN/VALUE LINE SEPARATE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 1997


NOTE 1 -- ORGANIZATION
      The Guardian/Value Line Separate Account (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by The Guardian Insurance & Annuity Company, Inc. (GIAC) on October 6, 1980. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian Life). GIAC issues the deferred variable annuity contracts offered through the Account. GIAC provides for accumulations and benefits under the contracts by crediting the net contract purchase payments to one or more investment divisions within the Account or to the Fixed Rate Option
(FRO). Amounts allocated to the FRO are maintained by GIAC in its general account. The Guardian Park Avenue Fund, one of the investment options available under the contracts, has an investment advisory agreement with Guardian Investor Services Corporation, a wholly owned subsidiary of GIAC. A tax-qualified investment division and a non-tax-qualified investment division have been established within each investment option available in the Account.

     Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of the Account, including the promise to make annuity payments, are obligations of GIAC.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies of the Account.

Investments
     (a) Net proceeds of payments made by contractowners to the Account are invested by the Account's investment divisions in shares of the corresponding
Funds at net asset value. All distributions made by a Fund are reinvested in shares of the same Fund.
     (b) The market value of investments is based on the net asset value of the respective Funds as of their close of business on the valuation date.
     (c) Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date.
     (d) The cost of  investments  sold is  determined  on a first in, first out
(FIFO) basis.
     During the years ended December 31, 1997 and December 31, 1996, purchases and sales of shares of the Funds were as follows:


                                                             PURCHASES     PURCHASES        SALES          SALES
                                                            DECEMBER 31,  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
  THE GUARDIAN/VALUE LINE SEPARATE ACCOUNT                     1997          1996           1997           1996
                                                            ------------  ------------   ------------   ------------
  The Guardian Park Avenue Fund......................       $28,757,901   $28,392,918    $32,991,819    $18,051,599
  Value Line Fund, Inc. .............................         2,151,626     1,381,332      1,539,131        767,037
  Value Line Income Fund, Inc. ......................         1,125,897     1,813,831      1,888,027        814,226
  Value Line Special Situations Fund, Inc. ..........           115,214       180,605        139,053        131,347
  Value Line Leveraged Growth
   Investors Fund, Inc. .............................           614,731       720,240        792,540        873,064
  Value Line U.S. Government
   Securities Fund, Inc. ............................         2,329,086     1,978,391      5,175,751      4,162,798
  Value Line Cash Fund, Inc. ........................         6,976,200     8,016,045     11,531,715      8,539,952
                                                            ------------  ------------   ------------   ------------
    Total............................................       $42,070,655   $42,483,362    $54,058,036    $33,340,023
                                                            ============  ============   ============   ============

                    THE GUARDIAN/VALUE LINE SEPARATE ACCOUNT

Federal Income Taxes
     The operations of the Account are part of the operations of GIAC and as such, are included in the combined tax return of GIAC. GIAC is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.
     Under the tax law, no federal income taxes are payable by GIAC with respect to the operations of the Account.
     Owners of non-tax-qualified contracts are taxed directly on the investment income and realized capital gains distributed by the underlying mutual funds to the Account's non-tax-qualified divisions.

NOTE 3 -- NET ASSETS, DECEMBER 31, 1997

                                                                      ACCUMULATION
                                                                          UNIT             TOTAL
                                                        UNITS OWNED       VALUE         UNIT VALUE
                                                       -------------   ------------    ------------

  TAX-QUALIFIED ACCOUNTS
    The Guardian Park Avenue Fund..................   1,566,903.716   $142.844239     $223,823,169
    Value Line Fund, Inc. .........................     163,659.453     65.095659       10,653,520
    Value Line Income Fund, Inc. ..................     120,191.123     61.696713        7,415,397
    Value Line Special Situations Fund, Inc. ......      15,127.159     32.938107          498,260
    Value Line Leveraged Growth Investors, Inc. ...      66,275.276     83.359180        5,524,653
    Value Line U.S. Government Securities Fund,
     Inc. .........................................     240,263.484     44.232575       10,627,473
    Value Line Cash Fund, Inc. ....................     575,885.880     27.033761       15,568,361
  NON-TAX-QUALIFIED ACCOUNTS
    The Guardian Park Avenue Fund .................         509.996    130.366067           66,486
    Value Line Fund, Inc. .........................       1,097.051     56.056010           61,496
    Value Line Income Fund, Inc. ..................              --     58.108568               --
    Value Line Special Situations Fund, Inc. ......         335.378     32.778671           10,993
    Value Line Leveraged Growth Investors, Inc. ...          65.896     83.242057            5,485
    Value Line U.S. Government Securities Fund,
     Inc. .........................................              --     44.234002               --
    Value Line Cash Fund, Inc. ....................       2,638.166     27.033761            71,320
                                                                                       ------------
                                                                                        274,326,613
    Contracts receiving annuity payments...........                                       1,853,782
                                                                                       ------------
    Total Net Assets...............................                                    $276,180,395
                                                                                       ============


NOTE 4 -- ADMINISTRATIVE AND MORTALITY AND EXPENSE RISK CHARGES
     Contractual charges paid to GIAC include:
     (1) an annual fee to cover GIAC's administrative expenses to be deducted on each contract anniversary before annuitization and upon surrender prior to annuitization. Such charge is $30 for a Single Purchase Payment Contract and $35 for a Flexible Purchase Payment Contract;
     (2) a charge for mortality and expense risk is computed daily and is equal to an annual rate of 1% of the average daily net assets applicable to contractowners;
     (3) contingent deferred sales charges on certain partial or total surrenders. These charges are assessed against redemptions and paid to GIAC during the first six contract years for a Single Purchase

                    THE GUARDIAN/VALUE LINE SEPARATE ACCOUNT

Payment Contract. For a Flexible Purchase Payment Contract, each payment is subject to a contingent deferred sales charge for six years; and
     (4) a charge for premium taxes deducted from either the contract payment or upon annuitization, as determined in accordance with applicable state law.
     Currently, GIAC makes no charge against the Account for GIAC's federal income taxes. However, GIAC reserves the right to charge taxes attributable to the Account in the future.

NOTE 5 -- ACCUMULATION UNIT VALUES FOR THE CURRENT YEAR END AND THE FOUR PRIOR YEAR ENDS

                           DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                               1997          1996          1995         1994          1993
                           ------------  ------------  ------------  ------------  ------------
TAX-QUALIFIED ACCOUNTS
 The Guardian Park
  Avenue Fund............. $142.844239   $106.975783   $85.415119    $64.239324    $65.820751
 Value Line Fund, Inc. ...   65.095659     54.067255    44.564679     34.065614     36.013237
 Value Line Income
  Fund, Inc. .............   61.696713     52.560176    45.222228     36.177740     38.200993
 Value Line Special
  Situations Fund, Inc. ..   32.938107     25.181424    23.713301     18.569957     18.562076
 Value Line Leveraged
  Growth Investors, Inc. .   83.359180     68.003247    56.152490     41.374494     43.392851
 Value Line U.S.
  Government Securities
  Fund, Inc. .............   44.232575     40.899347    39.743747     35.073507     39.653412
 Value Line Cash Fund,
  Inc. ...................   27.033761     25.974172    24.991807     23.942278     23.319713

NON-TAX-QUALIFIED ACCOUNTS
 The Guardian Park
  Avenue Fund.............  130.366067     97.630911    77.953689     58.627708     60.070986
 Value Line Fund, Inc. ...   56.056010     46.559081    38.376101     29.335015     31.012168
 Value Line Income Fund,
  Inc. ...................   58.108568     49.503397    42.592212     34.073730     35.979291
 Value Line Special
  Situations Fund, Inc. ..   32.778671     25.059541    23.598522     18.480070     18.472220
 Value Line Leveraged
  Growth Investors, Inc. .   83.242057     67.907692    56.073569     41.316345     43.331875
 Value Line U.S.
  Government Securities
  Fund, Inc. .............   44.234002     40.900662    39.745016     35.074624     39.654667
 Value Line Cash Fund,
  Inc. ...................   27.033761     25.974172    24.991807     23.942278     23.319713

NOTE: In some instances the calculation of total assets may not agree due to rounding.

                        REPORT OF INDEPENDENT ACCOUNTANTS
                        ---------------------------------


TO THE BOARD OF DIRECTORS OF
THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
AND THE CONTRACTOWNERS OF THE GUARDIAN/VALUE LINE
SEPARATE ACCOUNT, "VALUE GUARD"


     In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the investment divisions relating to The Guardian Park Avenue Fund, Value Line Fund, Inc., Value Line Income Fund, Inc., Value Line Special Situations Fund, Inc., Value Line Leveraged Growth Investors, Inc., Value Line U.S. Government Securities Fund, Inc. and Value Line Cash Fund, Inc. (constituting The Guardian/Value Line Separate Account, "Value Guard") at December 31, 1997, and the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the management of The Guardian Insurance & Annuity Company, Inc.; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the transfer agents of the underlying funds, provide a reasonable basis for the opinion expressed above.



PRICE WATERHOUSE LLP
New York, New York
February 13, 1998

================================================================================
  SCHEDULE OF INVESTMENTS
================================================================================

  December 31, 1997
  o The Guardian Park Avenue Fund

================================================================================
  COMMON STOCKS -- 93.8%
================================================================================
      Shares                                           Value
--------------------------------------------------------------------------------
  AEROSPACE AND DEFENSE -- 2.1%
      24,000   Alliant Techsystems, Inc.*         $  1,338,000
      34,400   General Dynamics Corp.                2,973,450
      48,889   Lockheed Martin Corp.                 4,815,566
     115,580   Northrop Grumman Corp.               13,291,700
     138,950   Precision Castparts Corp.             8,380,422
      98,800   Rockwell Int'l. Corp.                 5,162,300
      25,000   Sundstrand Corp.                      1,259,375
      40,000   Thiokol Corp.                         3,250,000
      36,100   TRW, Inc.                             1,926,837
     128,200   United Technologies Corp.             9,334,562
                                                    ----------
                                                    51,732,212
--------------------------------------------------------------------------------
  AIR TRANSPORTATION -- 1.1%
      63,000   Alaska Air Group, Inc.*               2,441,250
      94,000   AMR Corp., DE*                       12,079,000
      43,000   Comair Hldgs., Inc.*                  1,037,375
     100,000   Continental Airlines, Inc.*           4,812,500
      77,000   UAL Corp.*                            7,122,500
                                                    ----------
                                                    27,492,625
--------------------------------------------------------------------------------
  APPLIANCE AND FURNITURE -- 0.8%
     115,000   Ethan Allen Interiors, Inc.           4,434,688
     141,000   Furniture Brands Int'l., Inc.*        2,890,500
      50,000   Hon Industries, Inc.                  2,950,000
      80,000   Knoll Corp.*                          2,570,000
      30,000   Leggett & Platt, Inc.                 1,256,250
      90,000   Herman Miller, Inc.                   4,910,625
                                                    ----------
                                                    19,012,063
--------------------------------------------------------------------------------
  AUTOMOTIVE PARTS -- 1.1%
      38,000   Arvin Industries, Inc.                1,265,875
      19,130   Autoliv, Inc.                           626,508
      37,500   Borg-Warner Automotive, Inc.          1,950,000
     130,900   Cooper Tire & Rubber Co.*             3,190,688
      73,000   Cummins Engines, Inc.                 4,311,563
      84,000   Goodyear Tire & Rubber Co.            5,344,500
      45,000   Kaydon Corp.                          1,468,125
     222,933   Meritor Automotive, Inc.              4,695,526
      24,000   Modine Manufacturing Co.*               819,000
     112,000   Timken Co.                            3,850,000
      17,000   Tower Automotive, Inc.*                 715,063
                                                    ----------
                                                    28,236,848
--------------------------------------------------------------------------------
  BIOTECHNOLOGY -- 0.1%
      56,100   Amgen, Inc.                           3,036,413
--------------------------------------------------------------------------------
  BUILDING MATERIALS AND HOMEBUILDERS -- 1.1%
      58,000   AK Steel Hldg. Corp.                  1,025,875
      12,000   Armstrong World Industries, Inc.        897,000
      33,000   Centex Construction Products, Inc.      994,125
      65,000   Fleetwood Enterprises, Inc.           2,758,437
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      Shares                                           Value
--------------------------------------------------------------------------------
      92,500   Lafarge Corp.                       $ 2,734,531
      63,000   Lennar Corp.                          1,358,437
       6,700   Lone Star Industries, Inc.              355,937
      50,555   Martin Marietta Materials, Inc.       1,848,417
      60,000   McGrath Rentcorp                      1,470,000
      18,000   Medusa Corp.                            752,625
      43,400   Sherwin-Williams Co.                  1,204,350
      62,000   Southdown, Inc.                       3,658,000
      65,000   USG Corp.*                            3,185,000
      24,000   U.S. Home Corp.*                        942,000
       6,300   Valspar Corp.                           200,812
      38,600   Vulcan Materials Co.                  3,942,025
                                                    ----------
                                                    27,327,571
--------------------------------------------------------------------------------
  CHEMICALS -- 3.5%
      68,000   Albemarle Corp.                       1,623,500
     116,700   Cambrex Corp.                         5,368,200
      49,000   Carlisle Cos., Inc.                   2,094,750
     115,000   Crompton & Knowles Corp.*             3,047,500
      51,000   Dexter Corp.                          2,202,563
     110,000   Dow Chemical Co.                     11,165,000
     506,600   E.I. Dupont de Nemours, Inc.         30,427,663
      81,100   Lubrizol Corp.                        2,990,562
     150,000   Millennium Chemicals, Inc.*           3,534,375
     118,500   Minnesota Mng. & Mfg. Co.             9,724,406
     146,100   Morton Int'l., Inc.                   5,022,187
      65,000   PPG Industries, Inc.                  3,713,125
      25,000   Rohm & Haas Co.                       2,393,750
     147,900   Solutia, Inc.*                        3,947,081
      43,700   Union Carbide Corp.*                  1,890,462
                                                    ----------
                                                    89,145,124
--------------------------------------------------------------------------------
  COMPUTER SOFTWARE -- 2.2%
     160,000   Adobe Systems, Inc.                   6,600,000
     145,000   Autodesk, Inc.*                       5,365,000
       8,000   ChoicePoint, Inc.*                      382,000
      27,000   DST Systems, Inc.*                    1,152,563
       7,500   J.D. Edwards*                           221,250
     272,900   Microsoft Corp.*                     35,272,325
      37,000   Sterling Software, Inc.*              1,517,000
     100,000   SunGuard Data Systems, Inc.*          3,100,000
      65,000   Symantec Corp.*                       1,425,937
      36,000   Wind River Systems, Inc.*             1,428,750
                                                    ----------
                                                    56,464,825
--------------------------------------------------------------------------------
  COMPUTER SYSTEMS -- 7.3%
     257,500   Compaq Computer Corp.                14,532,656
      32,400   Diebold, Inc.                         1,640,250
      10,100   DII Group, Inc.*                        275,225
      37,200   Honeywell, Inc.                       2,548,200
     602,100   Int'l. Business Machines             62,957,081
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
* Non-income producing security.             See notes to financial statements.

THE GUARDIAN PARK AVENUE FUND
Schedule of Investments (Continued)

--------------------------------------------------------------------------------
     Shares                                            Value
--------------------------------------------------------------------------------
     459,600   Lexmark Int'l. Group, Inc.*        $ 17,464,800
     203,200   Oracle Systems Corp.*                 4,533,900
      75,000   Pitney Bowes, Inc.                    6,745,313
     126,600   Quantum Corp.*                        2,539,913
      15,300   Sanmina Corp.*                        1,036,575
     120,000   SCI Systems, Inc.*                    5,227,500
      72,000   Smart Modular Technologies, Inc.*     1,656,000
     732,800   Storage Technology Corp.*            45,387,800
      91,000   Stratus Computer, Inc.*               3,440,938
     240,200   Sun Microsystems, Inc.*               9,577,975
     186,600   Western Digital Corp.*                2,997,263
                                                   -----------
                                                   182,561,389
--------------------------------------------------------------------------------
  CONGLOMERATES -- 1.0%
     130,600   Allied Signal, Inc.                   5,085,238
      90,000   Loews Corp.                           9,551,250
     190,000   Textron, Inc.                        11,875,000
                                                    ----------
                                                    26,511,488
--------------------------------------------------------------------------------
  CONTAINERS-METALS AND PLASTIC -- 0.1%
      37,000   Aptargroup, Inc.                      2,053,500
--------------------------------------------------------------------------------
  COSMETICS AND TOILETRIES -- 0.1%
      14,400   Alberto-Culver Co.                      388,800
      32,400   Helen of Troy Ltd.*                     522,450
      43,000   Herbalife Int'l., Inc.                  917,333
                                                     ---------
                                                     1,828,583
--------------------------------------------------------------------------------
  DRUGS AND HOSPITALS -- 5.3%
     176,900   Abbott Laboratories                  11,598,006
      90,000   Acuson, Inc.*                         1,490,625
      65,820   Allegiance Corp.                      2,332,496
      25,000   C.R. Bard, Inc.*                        782,813
      27,400   Becton Dickinson & Co.                1,370,000
     333,200   Bristol-Myers Squibb Corp.           31,529,050
      35,400   Columbia Healthcare Corp.*            1,050,849
      25,000   Health Care & Retirement Co.*         1,006,250
      33,000   ICN Pharmaceuticals, Inc.             1,610,812
      25,900   Integrated Health Svcs., Inc.           807,756
     130,592   Eli Lilly & Co., Inc.                 9,092,468
      72,500   Lincare Hldgs., Inc.*                 4,132,500
     194,300   Merck & Co., Inc.                    20,644,375
      81,200   Mylan Labs, Inc.                      1,700,125
      18,000   Patterson Dental Co.*                   814,500
     101,200   Pfizer, Inc.                          7,545,725
      26,000   Safeskin Corp.*                       1,475,500
     302,400   Schering-Plough Corp.                18,786,600
       8,000   Unitrin, Inc.                           517,000
     224,000   Universal Health Services, Inc.*     11,284,000
      29,600   Warner-Lambert Co.                    3,670,400
      26,000   Wellpoint Health Networks, Inc.*      1,098,500
                                                   -----------
                                                   134,340,350

--------------------------------------------------------------------------------
     Shares                                            Value
--------------------------------------------------------------------------------
  Electrical Equipment -- 3.3%
      73,300   Emerson Electric Co.                $ 4,136,868
     998,000   General Electric Co.                 73,228,250
      12,200   W.W. Grainger, Inc.                   1,185,687
      25,000   Hubbel, Inc.                          1,232,812
      13,000   Jabil Circuit, Inc.*                    516,750
      90,000   Raychem Corp.                         3,875,625
                                                    ----------
                                                    84,175,992
--------------------------------------------------------------------------------
  ELECTRONICS AND INSTRUMENTS -- 0.4%
      46,000   Analogic Corp.                        1,748,000
      61,200   Dynatech Corp.*                       2,868,750
      75,000   Fluke Corp.                           1,954,687
      60,000   Tektronix, Inc.                       2,381,250
      30,600   Texas Instruments, Inc.*              1,374,974
                                                    ----------
                                                    10,327,661
--------------------------------------------------------------------------------
  ENERGY-MISCELLANEOUS -- 0.3%
     129,500   Giant Industries, Inc.                2,460,500
     167,104   Holly Corp.                           4,616,248
      86,500   Howell Corp.                          1,497,531
                                                     ---------
                                                     8,574,279
--------------------------------------------------------------------------------
  ENTERTAINMENT AND LEISURE -- 0.1%
      16,500   Anchor Gaming*                          919,875
      34,000   Harley-Davidson, Inc.                   930,750
                                                     ---------
                                                     1,850,625
--------------------------------------------------------------------------------
  FINANCIAL-BANKS -- 11.3%
      20,000   Associated Bank Corp.                 1,102,500
     471,000   BankAmerica Corp.                    34,383,000
     109,745   Bank of Boston Corp.                 10,309,171
     130,000   Bank of New York, Inc.                7,515,625
      87,600   Barnett Banks, Inc.                   6,296,250
      13,000   CCB Financial Corp.                   1,397,500
     384,260   Chase Manhattan Corp.                42,076,470
     236,764   Citicorp                             29,935,848
      81,000   City National Corp.                   2,991,938
      62,700   Comerica, Inc.                        5,658,675
      26,250   Commerce Bankshares, Inc.             1,778,437
      30,000   Compass Bancshares, Inc.              1,312,500
      20,100   Cullen Frost Bankers, Inc.            1,219,819
     205,200   First Chicago NBD Corp.              17,134,200
      12,400   First  Empire State Corp.             5,766,000
      40,000   First Merit Corp.                     1,135,000
     482,200   First Union Corp.                    24,712,750
     185,000   Fleet Financial Group, Inc.          13,863,437
      51,989   Hubco, Inc.                           2,034,070
      43,000   Imperial Bancorp*                     2,120,437
      46,100   KeyCorp                               3,264,456
     187,600   Mellon Bank Corp.                    11,373,250
      60,188   National City Corp.                   3,957,361
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
See notes to financial statements.              * Non-income producing security.

THE GUARDIAN PARK AVENUE FUND
Schedule of Investments (Continued)

--------------------------------------------------------------------------------
     Shares                                            Value
--------------------------------------------------------------------------------
     218,000   Nationsbank Corp.                  $ 13,257,125
     165,496   Norwest Corp.                         6,392,283
      23,000   Premier Bancshares, Inc., GA            618,125
      55,000   Provident Financial Group, Inc.       2,667,500
      67,500   Star Banc Corp.                       3,872,812
      80,000   State Street Corp.                    4,655,000
     201,642   Summit Bancorp                       10,737,436
      38,000   Union BanCal Corp.*                   4,085,000
      15,000   U.S. Trust Corp.                        939,375
      26,000   Webster Financial Corp.               1,729,000
      12,000   Westamerica Bancorp                   1,227,000
      49,600   Zions Bancorp                         2,250,600
                                                   -----------
                                                   283,769,950
--------------------------------------------------------------------------------
  FINANCIAL-OTHER -- 7.6%
     302,400   American Express Co.                 26,989,200
      75,000   Bear Stearns Cos., Inc.*              3,562,500
      11,000   Community First Bankshares              585,750
      75,000   Countrywide Credit Industries, Inc.   3,215,625
      11,500   Donaldson Lufkin & Jenrette*            914,250
      10,000   Duff & Phelps Credit Rating Co.         406,250
     124,800   A.G. Edwards, Inc.                    4,960,800
     154,800   Federal Home Loan Mortgage Corp.      6,491,925
     299,500   Federal National Mortgage Assn.      17,090,219
      33,000   Fidelity National Financial, Inc.*    1,027,125
      93,000   Franklin Resources, Inc.              8,085,187
     125,000   H & R Block, Inc.                     5,601,563
     200,000   Jefferies Group, Inc.                 8,187,500
      34,333   Legg Mason, Inc.                      1,920,502
     109,500   Lehman Brothers Hldgs., Inc.          5,584,500
     114,800   McDonald  & Co. Investments, Inc.     3,257,450
     213,500   Merrill Lynch & Co., Inc.            15,572,156
     251,775   Morgan Keegan, Inc.                   6,373,055
     163,300   Morgan Stanley Dean Witter            9,655,113
      18,000   ONBANCorp, Inc.                       1,269,000
      20,960   Pacific Crest Capital, Inc.*            382,520
     175,000   Paine Webber Group, Inc.*             6,048,438
     100,950   Raymond James Financial, Inc.         4,006,453
      50,000   SLM Hldg. Corp.*                      6,956,250
     787,500   Travelers Group, Inc.                42,426,563
                                                   -----------
                                                   190,569,894
--------------------------------------------------------------------------------
  FINANCIAL-THRIFT -- 2.0%
      39,200   Astoria Financial Corp.               2,185,400
     246,875   Bank Atlantic Bancorp, Inc.           4,075,273
      16,000   California Federal Bancorp, Inc.*       456,000
      97,846   Charter One Financial, Inc.           6,176,529
      51,000   CitFed Bancorp, Inc.                  1,989,000
      47,000   Coastal Bancorp, Inc.                 1,639,125
      20,000   Coast Savings Financial, Inc.*        1,371,250
     102,150   Commercial Federal Corp.              3,632,709
     104,000   Dime Bancorp, Inc.*                   3,146,000
      46,400   Golden State Bancorp, Inc.*           1,734,200
      54,000   Greenpoint Financial Corp.            3,918,375

--------------------------------------------------------------------------------
     Shares                                            Value
--------------------------------------------------------------------------------
      76,000   Long Island Bancorp, Inc.           $ 3,771,500
      40,590   MAF Bancorp, Inc.                     1,435,871
     127,200   Progressive Bank, Inc.                4,865,400
     438,291   Sovereign Bancorp, Inc.               9,094,538
                                                    ----------
                                                    49,491,170
--------------------------------------------------------------------------------
  FOOD, BEVERAGE AND TOBACCO -- 2.1%
     140,000   Campbell Soup Co.                     8,137,500
      60,200   CKE Restaurants, Inc.                 2,535,925
     118,800   ConAgra, Inc.                         3,898,125
      71,000   Dean Foods Co.                        4,224,500
      48,256   Earthgrains Co.                       2,268,032
      89,000   Fortune Brands, Inc.                  3,298,562
      34,000   Hershey Foods Corp.                   2,105,875
      35,000   Hormel Foods Corp.                    1,146,250
     100,000   Interstate Bakeries Corp.             3,737,500
     338,700   Philip Morris Cos., Inc.             15,347,344
      12,400   Ralston-Purina Group                  1,152,425
      12,000   Scweitzer-Mauduit Int'l., Inc.          447,000
      38,000   Smithfield Foods, Inc.*               1,254,000
      55,700   Unilever NV                           3,477,769
                                                    ----------
                                                    53,030,807
--------------------------------------------------------------------------------
  FOOTWEAR -- 0.4%
      81,200   Footstar, Inc.*                       2,182,250
      49,000   Payless ShoeSource, Inc.*             3,289,125
     144,200   Reebok Int'l. Ltd.*                   4,154,763
      64,000   Stride Rite Corp.*                      768,000
                                                    ----------
                                                    10,394,138
--------------------------------------------------------------------------------
  HOUSEHOLD PRODUCTS -- 0.8%
     105,000   Dial Corp.                            2,185,313
     158,600   Procter & Gamble Co.                 12,658,263
     200,000   Tupperware Corp.                      5,575,000
                                                    ----------
                                                    20,418,576
--------------------------------------------------------------------------------
  INSURANCE -- 7.6%
      37,500   Allied Group, Inc.                    1,073,438
     377,800   Allstate Corp.                       34,332,575
      54,000   AMBAC Financial Group, Inc.           2,484,000
     148,000   Amer. Bankers Ins. Group, Inc.        6,798,750
      30,000   W.R. Berkley Corp.*                   1,316,250
      46,000   Chubb Corp.                           3,478,750
      51,000   Cigna Corp.                           8,826,188
      40,000   CMAC Investment Corp.                 2,415,000
      12,000   Enhance Financial Svcs. Group, Inc.     714,000
     130,000   Equitable Cos., Inc.*                 6,467,500
      98,000   Everest Reinsurance Hldgs.            4,042,500
      40,500   Executive Risk, Inc.                  2,827,406
      37,000   Financial Sec. Assur. Hldgs. Ltd.     1,785,250
      38,400   Fremont General Corp.                 2,102,400
      78,000   Frontier Insurance Group, Inc.        1,784,250
      74,000   General RE Corp.                     15,688,000
      90,100   Hartford Financial Svcs. Group, Inc.  8,429,981
     150,000   Horace Mann Educators Corp.           4,265,625
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
* Non-income producing security.              See notes to financial statements.

THE GUARDIAN PARK AVENUE FUND
Schedule of Investments (Continued)

--------------------------------------------------------------------------------
     Shares                                            Value
--------------------------------------------------------------------------------
      36,000   Jefferson Pilot Corp.              $  2,803,500
      63,120   Liberty Financial Cos., Inc.          2,382,780
     118,000   Lincoln National Corp., Inc.          9,218,750
     158,000   Marsh & McLennan Cos., Inc.          11,780,875
      50,600   MBIA, Inc.                            3,380,712
      30,000   Mercury General Corp.                 1,657,500
     206,000   MGIC Investment Corp.                13,699,000
      21,000   NAC RE Corp.                          1,025,063
      39,200   Ohio Casualty Corp.                   1,749,300
      88,000   Old Republic Int'l. Corp.             3,272,500
      33,000   Orion Capital Corp.                   1,532,438
      56,247   ReliaStar Financial Group             2,316,673
      77,900   St. Paul Cos., Inc.*                  6,392,669
      92,250   State Auto Financial Corp.            2,975,062
      94,500   SunAmerica, Inc.                      4,039,875
     102,000   Torchmark, Inc.                       4,290,375
      38,500   Travelers Ppty. Casualty Corp.        1,694,000
     225,000   USF&G Corp.*                          4,964,063
      35,000   Vesta Insurance Group, Inc.*          2,078,125
                                                   -----------
                                                   190,085,123
--------------------------------------------------------------------------------
  LODGING -- 0.1%
     135,000   Prime Hospitality Corp.*              2,750,625
      17,000   Promus Hotel Corp.*                     714,000
                                                     ---------
                                                     3,464,625
--------------------------------------------------------------------------------
  MACHINERY AND EQUIPMENT -- 2.4%
      67,000   AAR Corp.                             2,596,250
      25,000   Applied Power, Inc.                   1,725,000
      58,000   Case Corp.                            3,505,375
     189,600   Caterpillar, Inc.                     9,207,450
      88,400   Deere & Co.                           5,154,825
     250,000   Dover Corp.                           9,031,250
      93,000   Eaton Corp.                           8,300,250
      56,300   Illinois Tool Works, Inc.             3,385,038
      53,000   Kennametal, Inc.                      2,746,062
     102,500   Parker Hannifin Corp.*                4,702,187
      50,000   Robbins & Myers, Inc.                 1,981,250
      25,000   SPX Corp.*                            1,725,000
      54,000   Texas Industries, Inc.                2,430,000
      63,000   Universal Corp., VA                   2,590,875
      65,000   US Industries, Inc.                   1,958,125
                                                    ----------
                                                    61,038,937
--------------------------------------------------------------------------------
  MERCHANDISING-DEPARTMENT STORES -- 1.7%
      65,000   Carson Pirie Scott & Co.*             3,258,125
      60,200   Dayton Hudson Corp.                   4,063,500
     125,000   Federated Department Stores, Inc.*    5,382,812
     215,000   Fred Meyer, Inc., DE*                 7,820,625
      36,000   MacFrugals Bargains Closeouts*        1,480,500
      87,000   Shopko Stores, Inc.*                  1,892,250
      20,000   Stein Mart, Inc.*                       535,000
     138,400   TJX Cos., Inc.                        4,757,500
     326,900   Wal-Mart Stores, Inc.                12,892,119
                                                    ----------
                                                    42,082,431
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     Shares                                            Value
--------------------------------------------------------------------------------
  MERCHANDISING-DRUGS -- 0.3%
      50,250   Arbor Drugs, Inc.                   $   929,625
      50,000   Bergen Brunswig Corp.                 2,106,250
      37,000   General Nutrition Cos., Inc.*         1,258,000
      75,000   Walgreen Co.                          2,353,125
                                                     ---------
                                                     6,647,000
--------------------------------------------------------------------------------
  MERCHANDISING-FOOD -- 0.7%
      60,000   Fleming Cos., Inc.*                     806,250
     188,825   Safeway, Inc.*                       11,943,181
      20,000   Suiza Foods Corp.*                    1,191,250
     113,000   Supervalu, Inc.                       4,731,875
                                                    ----------
                                                    18,672,556
--------------------------------------------------------------------------------
  MERCHANDISING-MASS -- 0.1%
      43,500   Brylane, Inc.*                        2,142,375
      20,000   Lands End, Inc.*                        701,250
                                                     ---------
                                                     2,843,625
--------------------------------------------------------------------------------
  MERCHANDISING-SPECIAL -- 1.8%
      34,000   Barnes & Noble, Inc.*                 1,134,750
      69,000   BJ's Wholesale Club, Inc.*            2,164,875
     107,400   Burlington Coat Factory*              1,765,388
      70,000   Claire's Stores, Inc.                 1,360,625
      45,978   CVS Corp.                             2,945,466
      71,000   The Dress Barn*                       2,014,625
     360,000   GAP, Inc.                            12,757,500
      35,000   Homebase, Inc.*                         275,625
      83,560   Host Marriott Services Corp.*         1,242,955
      97,500   Pier 1 Imports, Inc.                  2,205,938
      30,000   Proffitts, Inc.*                        853,125
     159,000   Ross Stores, Inc.                     5,783,625
     250,000   Tandy Corp.                           9,640,625
      32,500   Tiffany & Co., Inc.                   1,172,031
                                                    ----------
                                                    45,317,153
--------------------------------------------------------------------------------
  METALS-MISCELLANEOUS -- 0.2%
      70,700   Alumax, Inc.*                         2,403,800
      19,500   Aluminum Co. of America*              1,373,260
      54,000   Titanium Metals Corp.*                1,559,250
                                                     ---------
                                                     5,336,310
--------------------------------------------------------------------------------
  MISCELLANEOUS-CAPITAL GOODS -- 0.4%
      69,000   Aeroquip-Vickers, Inc.*               3,385,313
     100,000   Tidewater, Inc.                       5,512,500
                                                     ---------
                                                     8,897,813
--------------------------------------------------------------------------------
  MISCELLANEOUS-CONSUMER GROWTH STAPLES -- 0.8%
      70,000   American Greetings Corp.              2,738,750
      59,200   Cognizant Corp.                       2,638,100
      97,900   Deluxe Corp.*                         3,377,550
      36,000   Interpublic Group Cos., Inc.          1,793,250
      90,000   A.C. Nielsen Corp.*                   2,193,750
     190,000   Valassis Communications, Inc.*        7,030,000
                                                    ----------
                                                    19,771,400
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
See notes to financial statements.              * Non-income producing security.

THE GUARDIAN PARK AVENUE FUND
Schedule of Investments (Continued)

--------------------------------------------------------------------------------
     Shares                                            Value
--------------------------------------------------------------------------------
  NATURAL GAS-DIVERSIFIED -- 0.2%
     158,300   Mitchell Energy & Dev. Corp.        $ 4,610,487
--------------------------------------------------------------------------------
  OIL AND GAS PRODUCING -- 3.3%
     194,400   Apache Corp.                          6,816,150
      98,000   Barrett Resources Corp.*              2,964,500
     238,900   Basin Exploration, Inc.*              4,240,475
     172,500   Tom Brown, Inc.*                      3,320,625
      64,300   Callon Petroleum Co.*                 1,046,884
     185,000   Chieftain Int'l., Inc.*               3,931,250
     153,000   Devon Energy Corp.                    5,890,500
     100,400   Diamond Offshore Drilling, Inc.       4,831,750
     177,171   EEX Corp.*                            1,605,612
     146,400   Enron Oil and Gas Co.                 3,101,850
      38,100   Forcenergy Gas Exploration, Inc.*       997,744
      97,200   Meridian Resource Corp.*                929,475
     497,300   Petromet Resources Ltd.*              1,087,844
      46,000   Petsec Energy Ltd.*                     632,500
      79,700   Pogo Producing Co.                    2,351,150
      60,000   Pride Int'l., Inc.*                   1,515,000
     770,000   Ranger Oil Ltd.                       5,293,750
     495,000   Rigel Energy Corp.*                   4,052,813
     204,600   St. Mary Land & Exploration Co.       7,161,000
     305,536   Seagull Energy Corp.*                 6,301,680
      91,300   Snyder Oil Corp.                      1,666,225
     100,000   USX Marathon Group                    3,375,000
     152,100   Vastar Resources, Inc.*               5,437,575
      66,000   Vintage Petroleum, Inc.               1,254,000
     495,300   Wainoco Oil Ltd.*                     3,931,444
                                                    ----------
                                                    83,736,796
--------------------------------------------------------------------------------
  OIL AND GAS SERVICES -- 3.7%
      75,000   BJ Services Co.*                      5,395,313
      85,960   Camco Int'l., Inc.                    5,474,578
      41,600   Cliffs Drilling Co.*                  2,074,800
      64,000   Cooper Cameron Corp.*                 3,904,000
     140,000   ENSCO Int'l., Inc.                    4,690,000
     121,000   Halliburton Co.                       6,284,437
      21,924   Halter Marine Group, Inc.*              633,055
     190,500   Input/Output, Inc.*                   5,655,469
      55,000   Lone Star Technologies, Inc.*         1,560,625
     329,400   Nabors Industries, Inc.*             10,355,513
     250,000   Noble Drilling Corp.*                 7,656,250
     127,700   Offshore Logistics, Inc.*             2,729,587
     215,600   Schlumberger Ltd.                    17,355,800
      80,000   Smith Int'l., Inc.*                   4,910,000
      52,000   Transocean Offshore, Inc.             2,505,750
     144,800   Varco Int'l., Inc.*                   3,104,150
      30,000   Veritas DGC, Inc.*                    1,185,000
     118,000   Weatherford Enterra, Inc.*            5,162,500
     170,000   Willbros Group, Inc.*                 2,550,000
                                                    ----------
                                                    93,186,827
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     Shares                                            Value
--------------------------------------------------------------------------------
  OIL-INTEGRATED-DOMESTIC -- 1.7%
     199,800   Amoco Corp.                        $ 17,007,975
     109,000   Atlantic Richfield Co.                8,733,625
     120,000   Murphy Oil Corp.                      6,502,500
     142,000   Sun, Inc.*                            5,972,875
     284,000   Tesoro Petroleum, Inc.*               4,402,000
                                                    ----------
                                                    42,618,975
--------------------------------------------------------------------------------
  OIL-INTEGRATED-INTERNATIONAL -- 5.5%
     168,800   Chevron Corp.                        12,997,600
   1,093,700   Exxon Corp.                          66,920,769
     346,600   Mobil Corp.                          25,020,188
     416,000   Royal Dutch Petroleum Co.            22,542,000
     206,400   Texaco, Inc.                         11,223,000
                                                   -----------
                                                   138,703,557
--------------------------------------------------------------------------------
  PAPER AND FOREST PRODUCTS -- 0.6%
      34,285   Deltic Timber Corp.                     938,552
     331,500   Rayonier, Inc.                       14,109,469
                                                    ----------
                                                    15,048,021
--------------------------------------------------------------------------------
  PUBLISHING-NEWS -- 0.8%
      45,000   Central Newspapers, Inc.              3,327,188
      86,400   Gannett Co., Inc.                     5,340,600
      65,700   Harte-Hanks Communications            2,439,112
      18,000   Houghton Mifflin Co.                    690,750
      80,000   New York Times Co.                    5,290,000
       5,700   Washington Post Co.                   2,773,050
                                                    ----------
                                                    19,860,700
--------------------------------------------------------------------------------
  RAILROADS -- 0.6%
      40,301   Burlington Northern Santa Fe          3,745,474
     109,000   Kansas City Southern Inds., Inc.      3,460,750
     137,400   Norfolk Southern Corp.                4,233,638
      64,900   Union Pacific Corp.                   4,052,194
                                                    ----------
                                                    15,492,056
--------------------------------------------------------------------------------
  REAL ESTATE -- 0.1%
      63,000   LNR Property Corp.                    1,488,375
--------------------------------------------------------------------------------
  SEMICONDUCTOR -- 0.4%
      41,000   ADE Corp.*                              717,500
      80,000   Dallas Semiconductor Corp.            3,260,000
     200,000   National Semiconductor Corp.*         5,187,500
      42,000   Unitrode Corp.*                         903,000
      43,000   VLSI Technology, Inc.*                1,015,875
                                                    ----------
                                                    11,083,875
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
* Non-income producing security.              See notes to financial statements.

THE GUARDIAN PARK AVENUE FUND
Schedule of Investments (Continued)

--------------------------------------------------------------------------------
     Shares                                            Value
--------------------------------------------------------------------------------
  TEXTILE-APPAREL AND PRODUCTION -- 0.9%
      70,000   Burlington Industries, Inc.*        $   966,875
      98,000   Jones Apparel Group, Inc.*            4,214,000
      29,000   Kellwood Co.*                           870,000
      93,000   Liz Claiborne, Inc.                   3,888,562
      37,500   Nautica Enterprises, Inc.*              871,875
      15,000   St. John Knits, Inc.                    600,000
     115,000   Unifi, Inc.                           4,679,063
     136,000   V.F. Corp.                            6,247,500
      26,500   Westpoint Stevens, Inc.*              1,252,125
                                                    ----------
                                                    23,590,000
--------------------------------------------------------------------------------
  TRANSPORTATION-MISCELLANEOUS -- 0.7%
      96,000   Airborne Freight Corp.                5,964,000
      33,000   Air Express Int'l. Corp.*             1,006,500
      37,000   Alexander & Baldwin, Inc.*            1,010,563
      22,000   Expeditors Int'l. Wash., Inc.           847,000
      54,000   GATX Corp.                            3,918,375
     239,500   Maritrans, Inc.                       2,335,125
      42,000   Trinity Industries, Inc.              1,874,250
                                                    ----------
                                                    16,955,813
--------------------------------------------------------------------------------
  TRUCKERS -- 0.3%
      25,000   Arnold Industries, Inc.                 431,250
      18,000   FRP Pptys., Inc.*                       564,750
      25,000   Roadway Express, Inc.                   553,125
      33,000   Rollins Truck Leasing Corp.             589,875
      25,000   Swift Transportation, Inc.*             809,375
      60,000   U.S. Freightways Corp.                1,950,000
      45,000   Werner Enterprises, Inc.                922,500
     105,000   Yellow Corp.*                         2,638,125
                                                     ---------
                                                     8,459,000
--------------------------------------------------------------------------------
  UTILITIES-ELECTRIC -- 1.2%
      22,600   Central LA Electric Co.*                731,675
      59,464   Duke Energy Co.                       3,292,819
     135,000   Florida Progress Corp.*               5,298,750
     160,000   FPL Group, Inc.                       9,470,000
      57,100   IPALCO Enterprises                    2,394,631
      26,000   KU Energy Corp.                       1,020,500
      21,500   Minnesota Power & Light Co.*            936,594
      40,000   New Century Energies, Inc.            1,917,500
      29,000   NIPSCO Industries, Inc.               1,433,687
      58,500   Texas Utilities Co.                   2,431,406
                                                    ----------
                                                    28,927,562
--------------------------------------------------------------------------------
  UTILITIES-GAS AND PIPELINE -- 0.3%
       5,100   Indiana Energy, Inc.*                   167,981
      45,000   KN Energy, Inc.                       2,430,000
      85,600   New York State E&G Corp.*             3,038,800
      33,700   NICOR, Inc.                           1,421,719
                                                     ---------
                                                     7,058,500
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     Shares                                            Value
--------------------------------------------------------------------------------

  UTILITIES-TELECOMMUNICATIONS -- 3.3%
      29,000   Aliant Communications, Inc.         $   909,875
     425,600   Ameritech Corp.                      34,260,800
     275,000   Bay Networks, Inc.*                   7,029,688
      64,716   Bell Atlantic Corp.                   5,889,156
     328,100   Bellsouth Corp.                      18,476,131
      18,400   Harris Corp., DE                        844,100
     148,100   SBC Communications, Inc.             10,848,325
     130,000   WorldCom, Inc.*                       3,932,890
                                                    ----------
                                                    82,190,965
--------------------------------------------------------------------------------
               TOTAL COMMON STOCKS
                (COST $1,715,670,652)            2,359,514,565
--------------------------------------------------------------------------------

================================================================================
  REPURCHASE AGREEMENT--6.2%
================================================================================
  Principal
   Amount                                             Value
--------------------------------------------------------------------------------
  $155,301,000 Goldman Sachs Group, LP
               repurchase agreement,
               dated 12/31/97, maturity
               value $155,352,767 at 6.00%,
               due 1/2/98 (collateralized
               by $52,100,000 U.S. Treasury
               Notes, 6.25%, due 1/31/02, by
               $51,750,000 U.S. Treasury
               Notes, 6.375%, due 9/30/01
               and by $54,630,000 U.S.
               Treasury Notes, 5.50%,
               due 12/31/00)                      $155,301,000
--------------------------------------------------------------------------------
               TOTAL REPURCHASE AGREEMENT
                (COST $155,301,000)                155,301,000
--------------------------------------------------------------------------------
  TOTAL INVESTMENTS -- 100.0%
     (COST $1,870,971,652)                       2,514,815,565
  LIABILITIES IN EXCESS OF CASH, RECEIVABLES
     AND OTHER ASSETS-- (0.0%)                        (437,376)
--------------------------------------------------------------------------------
  NET ASSETS-- 100.0%                           $2,514,378,189
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
See notes to financial statements.              * Non-income producing security.

================================================================================
FINANCIAL STATEMENTS
================================================================================

o The Guardian Park Avenue Fund

================================================================================
  STATEMENT OF ASSETS AND LIABILITIES
================================================================================
  December 31, 1997[--- Unable To Translate Graphic ---]
--------------------------------------------------------------------------------
  ASSETS
     Investments, at identified cost*           $1,870,971,652
================================================================================
     Investments, at market                      2,359,514,565
     Repurchase agreement                          155,301,000
--------------------------------------------------------------------------------
          TOTAL INVESTMENTS                      2,514,815,565
--------------------------------------------------------------------------------
     Cash                                                  447
     Receivable for securities sold                 19,823,124
     Receivable for fund shares sold                12,048,337
     Dividends receivable                            2,335,896
     Interest receivable                                25,909
--------------------------------------------------------------------------------
          TOTAL ASSETS                           2,549,049,278
--------------------------------------------------------------------------------
  LIABILITIES
     Payable for securities purchased               24,837,932
     Payable for fund shares redeemed                4,186,608
     Accrued expenses                                  523,853
     Due to affiliates                               5,122,696
--------------------------------------------------------------------------------
          TOTAL LIABILITIES                         34,671,089
--------------------------------------------------------------------------------
          NET ASSETS                            $2,514,378,189
================================================================================
  COMPONENTS OF NET ASSETS
     Shares of beneficial interest, at par         $   545,285
     Additional paid-in capital                  1,808,486,783
     Undistributed net investment income               367,804
     Accumulated net realized gain on
     investments                                    61,134,404
     Net unrealized appreciation of investments    643,843,913
--------------------------------------------------------------------------------
          NET ASSETS                            $2,514,378,189
================================================================================
  NET ASSETS:
     Class A                                    $2,312,632,436
     Class B                                    $  201,745,753
--------------------------------------------------------------------------------
  SHARES OF BENEFICIAL INTEREST OUTSTANDING--$0.01 Par Value
     Class A                                        50,144,760
     Class B                                         4,383,698
--------------------------------------------------------------------------------
  NET ASSET VALUE PER SHARE
     Class A                                            $46.12
     Class B                                            $46.02
--------------------------------------------------------------------------------
  MAXIMUM OFFERING PRICE PER SHARE
  Class A Only (Net Asset Value x 104.71%)**            $48.29
--------------------------------------------------------------------------------
         *        Includes repurchase agreement.
        ** Based on sale of less than $100,000. On sale of $100,000 or more, the offering price is reduced.

================================================================================
  STATEMENT OF OPERATIONS
================================================================================
  Year Ended December 31, 1997
--------------------------------------------------------------------------------
  INVESTMENT INCOME
     INCOME:
      Dividends                                   $ 26,759,009
      Interest                                       7,343,161
      Less: Foreign tax withheld                      (144,017)
--------------------------------------------------------------------------------
       Total Income                                 33,958,153
--------------------------------------------------------------------------------
     EXPENSES:
      Investment advisory fees-- Note 2              9,792,148
      Administrative fees-- Class A-- Note 2         2,876,989
      Administrative fees-- Class B-- Note 2           284,649
      12b-1 fees-- Note 3                              853,946
      Transfer agent fees                            1,845,408
      Custodian fees                                   321,582
      Printing expense                                 262,000
      Registration fees                                135,200
      Audit fees                                        20,500
      Trustees fees-- Note 2                            19,000
      Legal fees                                        12,500
      Insurance expense                                  9,950
      Other                                                700
--------------------------------------------------------------------------------
        Total Expenses                              16,434,572
--------------------------------------------------------------------------------
     NET INVESTMENT INCOME                          17,523,581
--------------------------------------------------------------------------------
  REALIZED AND UNREALIZED GAIN/(LOSS)
           ON INVESTMENTS -- NOTE 5
      Net realized gain on
      investments -- Note 1                        250,113,783
      Net change in unrealized appreciation
      of investments-- Note 5                      296,292,118
--------------------------------------------------------------------------------
       NET REALIZED AND UNREALIZED GAIN ON
        INVESTMENTS                                546,405,901
--------------------------------------------------------------------------------
       NET INCREASE IN NET ASSETS
       FROM OPERATIONS                            $563,929,482
================================================================================

--------------------------------------------------------------------------------
22                                            See notes to financial statements.

THE GUARDIAN PARK AVENUE FUND
(Continued)

================================================================================
  STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                 Year Ended December 31,
                                                 -----------------------
                                                  1997              1996
--------------------------------------------------------------------------------
  INCREASE/(DECREASE) IN NET ASSETS
   FROM OPERATIONS:
     Net investment income                $  17,523,581    $   13,816,372
     Net realized gain on
      investments                           250,113,783       140,062,592
     Net change in unrealized
      appreciation of investments           296,292,118       128,623,359
--------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS
   FROM OPERATIONS                          563,929,482       282,502,323
--------------------------------------------------------------------------------
  DIVIDENDS AND DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
     Net investment income
      Class A                               (17,140,750)      (13,778,621)
      Class B                                   (15,027)          (37,751)
     Distributions in excess of net
      investment income
      Class A                                        --          (358,731)
      Class B                                        --            (7,535)
     Net realized gain on
      investments
      Class A                              (200,697,619)     (146,944,706)
      Class B                               (16,602,423)       (2,841,272)
--------------------------------------------------------------------------------
   TOTAL DIVIDENDS AND
    DISTRIBUTIONS TO
    SHAREHOLDERS                           (234,455,819)     (163,968,616)
--------------------------------------------------------------------------------
  FROM CAPITAL SHARE TRANSACTIONS:
   Net increase in net assets
    from capital share
    transactions -- Note 6                  756,713,154       337,383,070
--------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS              1,086,186,817       455,916,777

  NET ASSETS
  Beginning of year                       1,428,191,372       972,274,595
--------------------------------------------------------------------------------
  End of year*                           $2,514,378,189    $1,428,191,372
================================================================================
  * Includes undistributed net
   investment income of                     $   367,804          $     --

--------------------------------------------------------------------------------
See notes to financial statements.

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

December 31, 1997

O THE GUARDIAN PARK AVENUE FUND

NOTE 1. ACCOUNTING POLICIES

     The Guardian Park Avenue Fund (the Fund or GPAF) is a diversified open end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). GPAF, originally organized as a Delaware corporation in 1970, was reorganized into a Massachusetts business trust on April 28, 1989. On December 30, 1992, a majority of the outstanding shares of GPAF voted in favor of reorganizing the Fund as a series of the Park Avenue Portfolio, also a Massachusetts business trust. Significant accounting policies of the Fund are as follows:

     The Fund offers two classes of shares. Class A shares are sold with an initial sales load of up to 4.50% and a continuing administrative fee of up to
 .25% on an annual basis. Class B shares are sold without an initial sales load but are subject to a distribution fee of .75% and an administrative fee of up to
 .25% on an annual basis, and a contingent deferred sales load (CDSL) of 4% imposed on certain redemptions. The two classes of shares for the Fund represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain class expenses, and has exclusive voting rights with respect to any matter to which a separate vote of any class is required.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

     Equity and debt securities listed on domestic exchanges are valued at the last sales price of such exchanges, or, if no sale occurred, at the mean of the bid and asked prices. Securities traded in the over-the-counter market are valued using the last sales price, when available. Otherwise, over-the-counter securities are valued at the mean between the bid and asked prices or yield equivalents as obtained from one or more dealers that make a market in the securities.

     Certain debt securities may be valued each business day by an independent pricing service ("Service") approved by the Board of Trustees. Debt securities for which quoted bid prices, in the judgment of the Service, are readily available and representative of the bid side of the market are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other debt securities that are valued by the Service are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

     Other securities, including securities for which market quotations are not readily available, such as mortgage-backed securities and restricted securities, are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees. Repurchase agreements are carried at cost which approximates market value (see Note 4). Investment transactions are recorded on the date of purchase or sale.

     Security gains or losses are determined on the identified cost basis. Interest income, including amortization of premium and discount, is accrued daily. Dividend income is recorded on the ex-dividend date.

     All income, expenses (other than class-specific expenses) and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of shares of each class. Class specific expenses which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class. For the year ended December 31, 1997, distribution, administrative and transfer agent fees were the only class specific expenses.

Dividends and Distributions to Shareholders

     GPAF distributes each year as dividends or capital gains distributions substantially all realized earnings by the Fund, if any.

     All dividends or distributions to the shareholders are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles
(GAAP). Differences between the recognition of income on an income tax basis and a GAAP basis may cause temporary overdistributions of net realized gains and net investment income.

Federal Income Taxes

     The Fund qualifies and intends to remain qualified to be taxed as a "regulated investment company" under the provisions of the Internal Revenue Code
(Code) and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

Reclassification of Capital Accounts

     The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gain; and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

NOTE 2. INVESTMENT ADVISORY AGREEMENTS AND PAYMENTS TO RELATED PARTIES

     The Fund has an investment advisory agreement with Guardian Investor Services Corporation (GISC), a wholly-owned subsidiary of The Guardian Life Insurance Company of America. The investment advisory agreement provides, among other things, for the quarterly payment by the Fund of a fee calculated at an annual rate of .50% of the average daily net assets of the Fund.

     Trustees who are not deemed to be "interested persons" (as defined in the 1940 Act) are paid $500 per Fund meeting of the Board of Trustees. An annual fee of $1,000 per Fund was also paid to each such trustee during such period. GISC pays compensation to the trustees who are interested persons.

     Certain officers and trustees of the Fund are affiliated with GISC.

Administrative Service Agreement

     Pursuant to the Administrative Services Agreement adopted by the Fund on behalf of both classes of shares, the Fund pays GISC an administrative services fee at an annual rate of .25% of the average daily net assets for which a "dealer of record" has been designated. For the year ended December 31, 1997, GPAF Class A paid .16% of its average daily net assets.

NOTE 3. UNDERWRITING AGREEMENT AND DISTRIBUTION PLAN

     The Fund has entered into an Underwriting Agreement with GISC pursuant to which GISC serves as the principal underwriter for shares of the Fund. As compensation for its services, GISC received aggregate sales commissions of $6,829,208 for the year ended December 31, 1997.

     Under a Distribution Plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), the Fund is authorized to pay a monthly 12b-1 fee at an annual rate of up to .75% of average daily net assets of the Fund's Class B shares as compensation for distribution-related services provided to the Class B shares of the Fund.

     GISC is entitled to retain any CDSL imposed on certain redemptions on Class B shares. For the year ended December 31, 1997, such charges were $101,089.

NOTE 4. REPURCHASE AGREEMENTS

     Collateral under repurchase agreements take the form of either cash or fully negotiable U.S. Government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and marked to market daily while the agreements remain in force. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral and may claim any resulting loss against the seller. The Board of Trustees evaluates the creditworthiness of broker-dealers and banks engaged in repurchase agreements with the Fund. The Fund will not enter into repurchase agreements for more than one week's duration (or invest in any other securities which are not readily marketable) if more than 15% of its net assets would be so invested.

NOTE 5. INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales of securities (excluding short-term securities) amounted to $1,369,683,747 and $901,517,669, respectively, during the year ended December 31, 1997.

     The cost of investments owned at December 31, 1997 for Federal income tax purposes was the same for financial reporting purposes.

     Gross unrealized appreciation and depreciation of investments aggregated $671,487,691 and $27,643,778, respectively, resulting in net unrealized appreciation of $643,843,913 at December 31, 1997.

NOTE 6. SHARES OF BENEFICIAL INTEREST

     There is an unlimited number of $0.01 par value shares of beneficial interest authorized, divided into two classes, designated as Class A and Class B shares. Transactions inshares of beneficial interest were as follows:


                                    Year Ended December 31,       Year Ended December 31,
                                      1997           1996         1997               1996
---------------------------------------------------------------------------------------------
                                            Shares                          Amount
---------------------------------------------------------------------------------------------
CLASS A
Shares sold                        17,883,364    64,654,097   $799,066,805       $331,495,449
Shares issued in reinvestment of
 dividends and distributions        4,641,797     4,095,860    208,919,318        154,626,271
Shares repurchased                 (9,104,998)  (60,643,315)  (403,755,099)      (184,533,351)
----------------------------------------------------------------------------------------------
NET INCREASE                       13,420,163     8,106,642   $604,231,024       $301,588,369
----------------------------------------------------------------------------------------------
CLASS B
Shares sold                         3,236,995       893,821   $143,714,212        $33,652,331
Shares issued in reinvestment of
 dividends and distributions          359,417        73,790     16,167,277          2,826,851
Shares repurchased                   (162,809)      (17,517)    (7,399,359)          (684,481)
----------------------------------------------------------------------------------------------
NET INCREASE                        3,433,603       950,094   $152,482,130        $35,794,701
----------------------------------------------------------------------------------------------

NOTE 7. LINE OF CREDIT

     A $20,000,000 line of credit available to The Guardian Park Avenue Fund and the other related Guardian Funds has been established with Morgan Guaranty Trust Company. The rate of interest charged on any borrowings is based upon the prevailing Federal Funds rate at the time of the loan plus .25% calculated on a 360 day basis per annum. For the year ended December 31, 1997, the Fund had not borrowed against this line of credit.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

o The Guardian Park Avenue Fund

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED:
--------------------------------------------------------------------------------

====================================================================================================================================
                                                                    CLASS A
====================================================================================================================================

                                                         Year Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------
                                  1997        1996      1995     1994       1993      1992      1991     1990       1989     1988
NET ASSET VALUE,
 BEGINNING OF
 YEAR                           $37.91      $33.97    $26.89   $28.63     $25.17    $22.23    $18.26   $21.56     $20.46   $18.63
----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment
  income                          0.40        0.42      0.33     0.31       0.50      0.45      0.65     0.68       0.92     0.60
 Net realized and
  unrealized gain/
  (loss) on
  investments                    12.61        8.41      8.87    (0.72)      4.56      4.05      5.71    (3.28)      3.88     3.23
----------------------------------------------------------------------------------------------------------------------------------
 Net increase/
  (decrease) from
  investment
  operations                     13.01        8.83      9.20    (0.41)      5.06      4.50      6.36    (2.60)      4.80     3.83
DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS FROM:
 Net investment
  income                         (0.39)      (0.42)    (0.33)   (0.31)     (0.50)    (0.44)    (0.66)   (0.70)     (0.98)   (0.55)
 Distributions in excess
  of net investment
  income                            --       (0.01)       --       --         --        --        --       --         --       --
 Net realized gain
  on investments                 (4.41)      (4.46)    (1.79)   (1.02)     (1.10)    (1.12)    (1.73)      --      (2.72)   (1.45)
----------------------------------------------------------------------------------------------------------------------------------
 Total dividends and
   distributions                 (4.80)      (4.89)    (2.12)   (1.33)     (1.60)    (1.56)    (2.39)   (0.70)     (3.70)   (2.00)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 END OF YEAR                    $46.12      $37.91    $33.97   $26.89     $28.63    $25.17    $22.23   $18.26     $21.56   $20.46
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN*                    34.85%      26.49%    34.28%   (1.44%)    20.28%    20.48%    35.16%  (12.21%)    23.66%   20.78%
==================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of
  year (000's
  omitted)                   $2,312,632  $1,392,186  $972,275  $640,917  $560,193  $335,660  $270,095  $216,457  $228,190  $176,000
 Ratio of expenses
  to average net
  assets                          0.79%       0.79%     0.81%     0.84%     0.81%     0.68%     0.67%     0.69%     0.70%     0.69%
 Ratio of net invest-
  ment income to
  average net assets              0.95%       1.19%     1.07%     1.15%     1.89%     1.94%     2.96%     3.51%     4.01%     2.82%
 Portfolio turnover
  rate                              50%         81%       78%       54%       46%       64%       57%       47%       47%       58%
 Average rate of
  commissions
  paid (a)                     $0.0461     $0.0470        --        --        --        --        --        --        --        --
===================================================================================================================================

 * Excludes effect of sales load.
(a)For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

The Guardian Park Avenue Fund

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED:
--------------------------------------------------------------------------------

================================================================================
                                     CLASS B
================================================================================

                                       Year ended          May 1, 1996_
                                      December 31,         to December
                                          1997               31, 1996
--------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF
 PERIOD                                  $37.90                $36.26
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment
  income                                   0.00                  0.05
 Net realized and
  unrealized gain
  on investments                          12.54                  6.10
 Net increase from
  investment operations                   12.54                  6.15
--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS FROM:
 Net investment income                    (0.01)                (0.05)
 Net realized gain
  on investments                          (4.41)                (4.46)
--------------------------------------------------------------------------------
 Total dividends and
  distributions                           (4.42)                (4.51)
--------------------------------------------------------------------------------
NET ASSET VALUE,
 END OF PERIOD                           $46.02                $37.90
--------------------------------------------------------------------------------
TOTAL RETURN*                             33.53%                17.35%
================================================================================
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
  (000's omitted)                      $201,746               $36,006
 Ratio of expenses
  to average net
  assets                                   1.73%                 1.77%(a)
 Ratio of net invest-
  ment income to
  average net assets                       0.00%                 0.04%(a)
 Portfolio turnover
  rate                                       50%                   81%
 Average rate of
  commissions
  paid                                 $0.0461                $0.0470
================================================================================
 _  Commencement of operations.
 *  Excludes effect of sales load.
(a) Annualized.

================================================================================
REPORT OF ERNST & YOUNG LLP INDEPENDENT AUDITORS
================================================================================

BOARD OF TRUSTEES AND SHAREHOLDERS THE GUARDIAN PARK AVENUE FUND (ONE OF THE FUNDS CONSTITUTING THE PARK AVENUE PORTFOLIO)

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments of The Guardian Park Avenue Fund (oneof the funds constituting the Park Avenue Portfolio) as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Guardian Park Avenue Fund at December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended, in conformity with generally accepted accounting principles.

/s/ ERNST & YOUNG LLP

New York, New York
February 9, 1998

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[LOGO]
THE GUARDIAN

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
201 PARK AVENUE SOUTH
NEW YORK, NY 10003

BULK RATE MAIL
U.S. POSTAGE PAID
PERMIT NO. 45
NEWARK, NJ

EB-010248 S 12/97

[LOGO]
THE GUARDIAN

THE GUARDIAN
INSURANCE & ANNUITY
COMPANY, INC.

A WHOLLY OWNED SUBSIDIARY OF
THE GUARDIAN LIFE INSURANCE
COMPANY OF AMERICA

Annual Report
to Contractowners

[LOGO] VALUE GUARD

THE GUARDIAN/VALUE LINE
SEPARATE ACCOUNT


Executive Offices
201 Park Avenue South
New York, NY 10003

Customer Service Office
P.O. Box 26210
Lehigh Valley, PA 18002-6210
1-800-221-3253

DECEMBER 31, 1997